Property and Equipment	12 Months Ended
Dec. 31, 2011
Property and Equipment [Abstract]
Property and Equipment

4. Property and Equipment

Property and equipment consists of the following:

	December 31,
(In thousands)	2011	2010
Land	$131,865	$76,357
Building and improvements	455,650	353,088
Office equipment and fixtures	92,920	77,654
Parts and service equipment	61,561	56,651
Company vehicles	8,391	8,137
Construction in progress	16,191	48,230

Total, at cost	766,578	620,117
Less accumulated depreciation	(214,541)	(181,837)

Subtotal	552,037	438,280
Less assets held for sale	—	(2,020)

Property and equipment, net	$552,037	$436,260

During the year ended December 31, 2011, Sonic purchased seven dealership properties for approximately $91.4 million, utilizing cash on hand and borrowings under the then existing syndicated revolving credit facility and floor plan facility. These dealership properties were either previously leased through long-term operating leases or will replace dealership properties currently under long-term operating leases.

Interest capitalized in conjunction with construction projects was approximately $2.3 million, $2.3 million and $0.7 million for the years ended December 31, 2011, 2010 and 2009, respectively. As of December 31, 2011, commitments for facility construction projects totaled approximately $18.9 million.

During the years ended December 31, 2011, 2010 and 2009, property and equipment impairment charges were recorded as noted in the following table:

(In millions)	Continuing Operations	Discontinued Operations
Year ended December 31,
2011	$1.2	$—
2010	0.2	—
2009	18.1	5.0

Impairment charges related to continuing operations were related to the abandonment of construction projects, the abandonment and disposal of dealership equipment or Sonic’s estimate that based on historical and projected operating losses for certain dealerships, these dealerships would not be able to recover recorded property and equipment asset balances.

Impairment charges related to assets held for sale were recorded in discontinued operations based on the estimated fair value of the property and equipment to be sold in connection with the disposal of the associated dealerships. During the year ended December 31, 2009, approximately $3.8 million of the impairment charge in discontinued operations was related to Sonic’s General Motors franchise agreements that were terminated by the manufacturer as of December 31, 2009.